EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of capital stock

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series	●	None
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

Disclosure of dividends
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

				Dividends paid (in millions of dollars)			Number of Class B Non-Voting Shares issued (in thousands) [1]
Declaration date	Record date	Payment date	Dividend per share (dollars)	In cash	In Class B Non-Voting Shares	Total

January 29, 2025	March 10, 2025	April 2, 2025	0.50	188	81	269	2,181
April 22, 2025	June 9, 2025	July 3, 2025	0.50	270	—	270	—
July 22, 2025	September 8, 2025	October 3, 2025	0.50	270	—	270	—
October 22, 2025	December 8, 2025	January 2, 2026	0.50	270	—	270	—

January 31, 2024	March 11, 2024	April 3, 2024	0.50	183	83	266	1,552
April 23, 2024	June 10, 2024	July 5, 2024	0.50	185	81	266	1,651
July 23, 2024	September 9, 2024	October 3, 2024	0.50	181	86	267	1,633
October 23, 2024	December 9, 2024	January 3, 2025	0.50	185	84	269	1,943
[1]    Class B Non-Voting Shares were issued as partial settlement of our quarterly dividend payable on the payment date under the terms of our dividend reinvestment plan (DRIP).